UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-8621

Name of Fund:  MuniHoldings New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 -   Schedule of Investments


MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments as of October 31, 2005                                                                     (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey - 156.3%   $  1,875   Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer
                                 Revenue Refunding Bonds, 5.50% due 1/01/2020 (d)                                     $     2,032

                                 Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds (e)(f):
                         2,635       5.375% due 9/01/2010                                                                   2,852
                         1,540       5.50% due 9/01/2010                                                                    1,676

                           430   Carteret, New Jersey, Board of Education, COP, 6% due 1/15/2024 (b)                          475

                         6,210   Casino Reinvestment Development Authority, New Jersey, Parking Fee Revenue Bonds,
                                 Series A, 5.25% due 10/01/2007 (e)(f)                                                      6,452

                                 Delaware River and Bay Authority, New Jersey, Revenue Bonds:
                         2,500       5% due 1/01/2033 (b)                                                                   2,576
                         2,005       Series A, 5.625% due 1/01/2010 (a)(e)                                                  2,190

                         4,630   Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Bridge
                                 Revenue Refunding Bonds, 5% due 7/01/2028                                                  4,727

                                 Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (f):
                         5,000       5.50% due 1/01/2012                                                                    5,368
                         6,000       5.625% due 1/01/2013                                                                   6,483
                           500       5.75% due 1/01/2015                                                                      542
                         4,865       6% due 1/01/2018                                                                       5,311
                         5,525       6% due 1/01/2019                                                                       6,031
                         2,425       (Port District Project), Series B, 5.625% due 1/01/2026                                2,600

                         7,895   East Orange, New Jersey, Board of Education, COP, 5.50% due 8/01/2012 (f)                  8,675

                         1,000   East Orange, New Jersey, Water Utility, GO, Refunding, 5.70% due 6/15/2008 (a)(e)          1,071

                         4,000   Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Correctional
                                 Facility Project), 6% due 10/01/2010 (d)(e)                                                4,437

                         3,300   Essex County, New Jersey, Improvement Authority, Lease Revenue Refunding Bonds
                                 (County Jail and Youth House Project), 5.35% due 12/01/2024 (a)                            3,426

                         4,400   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5% due
                                 10/01/2028 (d)                                                                             4,551


Portfolio Abbreviations


To simplify the listings of MuniHoldings New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
RIB         Residual Interest Bonds



MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments as of October 31, 2005 (concluded)                                                         (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey            $  2,705   Essex County, New Jersey, Improvement Authority, Utility System Revenue Bonds
(concluded)                      (East Orange Franchise), 6% due 7/01/2018 (b)                                        $     2,907

                                 Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue
                                 Bonds, Series B (f):
                         9,000       5.12%** due 11/01/2023                                                                 3,839
                        10,000       5.20%** due 11/01/2025                                                                 3,820

                                 Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A (f):
                         1,960       5.80% due 11/01/2021                                                                   2,231
                         2,730       5.80% due 11/01/2023                                                                   3,084
                         9,160       5.75% due 11/01/2028                                                                  10,799

                           765   Jersey City, New Jersey, GO, Refunding, Quality School, Series A, 5.375% due
                                 9/01/2009 (e)(f)                                                                             826

                         2,230   Jersey City, New Jersey, GO, Series B, 5.25% due 9/01/2023 (f)                             2,399

                         5,250   Lafayette Yard, New Jersey, Community Development Revenue Bonds (Hotel/Conference
                                 Center Project-Trenton), 6% due 4/01/2010 (b)(e)                                           5,823

                         1,550   Middlesex County, New Jersey, COP, 5.25% due 6/15/2023 (b)                                 1,633

                         1,375   Middlesex County, New Jersey, COP, Refunding, 5.50% due 8/01/2016 (b)                      1,494

                         5,270   Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Educational
                                 Services Commission Projects), 6% due 7/15/2010 (e)                                        5,871

                           500   Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Senior Citizens
                                 Housing Project), AMT, 5.50% due 9/01/2030 (a)                                               523

                                 Monmouth County, New Jersey, Improvement Authority, Revenue Refunding Bonds (a):
                         1,540       5.35% due 12/01/2017                                                                   1,654
                         1,470       5.375% due 12/01/2018                                                                  1,580

                         2,465   New Jersey Building Authority, State Building Revenue Refunding Bonds, Series B,
                                 5.25% due 12/15/2016 (d)                                                                   2,714

                                 New Jersey EDA, Cigarette Tax Revenue Bonds:
                         2,700       5.625% due 6/15/2019                                                                   2,860
                         2,000       5.75% due 6/15/2029                                                                    2,101
                           585       5.50% due 6/15/2031                                                                      602
                         1,180       5.75% due 6/15/2034                                                                    1,234

                         4,315   New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5% due 12/01/2024 (a)       4,522

                         5,000   New Jersey EDA, Lease Revenue Bonds (University of Medicine and Dentistry-International
                                 Center for Public Health Project), 6% due 6/01/2032 (a)                                    5,474

                                 New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (b):
                         7,500       5.25% due 7/01/2026                                                                    8,326
                        11,105       5.25% due 7/01/2033                                                                   11,795
                         4,485       5% due 7/01/2034                                                                       4,634

                                 New Jersey EDA, Natural Gas Facilities, Revenue Refunding Bonds, AMT (b):
                        18,920       (NUI Corporation Projects), Series A, 5.70% due 6/01/2032                             19,653
                         3,155       RIB, Series 161, 8.37% due 6/01/2032 (j)                                               3,400

                                 New Jersey EDA, Parking Facility Revenue Bonds (Elizabeth Development Company
                                 Project) (d):
                         1,430       5.60% due 10/15/2019                                                                   1,516
                         1,000       5.60% due 10/15/2026                                                                   1,057

                         4,580   New Jersey EDA, Revenue Bonds, DRIVERS, Series 219, 9.003% due 5/01/2016 (f)(j)            5,334

                                 New Jersey EDA, School Facilities Construction Revenue Bonds:
                         9,000        Series L, 5% due 3/01/2030 (f)                                                        9,353
                         8,420        Series O, 5.25% due 3/01/2023                                                         8,916

                         2,500   New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.),
                                 AMT, Series A, 5.30% due 6/01/2015                                                         2,598

                                 New Jersey EDA, State Lease Revenue Bonds:
                         2,670       (Liberty State Park Project), Series C, 5% due 3/01/2022 (f)                           2,806
                         1,400       (Liberty State Park Project), Series C, 5% due 3/01/2023 (f)                           1,468
                         1,000       (Liberty State Park Project), Series C, 5% due 3/01/2027 (f)                           1,040
                         3,000       (State Office Buildings Projects), 6% due 6/15/2010 (a)(e)                             3,313
                         4,620       (State Office Buildings Projects), 6.25% due 6/15/2010 (a)(e)                          5,161

                                 New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                         2,315       (RWJ Healthcare Corporation), Series B, 5% due 7/01/2025 (i)                           2,368
                         3,015       (RWJ Healthcare Corporation), Series B, 5% due 7/01/2035 (i)                           3,061
                         2,820       (Society of the Valley Hospital), 5.375% due 7/01/2025 (a)                             2,998
                         2,135       (Somerset Medical Center), 5.50% due 7/01/2033                                         2,152
                         5,440       (South Jersey Hospital), 6% due 7/01/2026                                              5,786

                                 New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                         4,000       (AHS Hospital Corporation), Series A, 6% due 7/01/2013 (a)                             4,515
                         1,455       (Atlantic City Medical Center), 6.25% due 7/01/2017                                    1,620
                         3,500       (Atlantic City Medical Center), 5.75% due 7/01/2025                                    3,710
                         1,775       (Holy Name Hospital), 6% due 7/01/2025                                                 1,840
                         1,000       (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (f)                    1,059
                         1,000       (Saint Clare's Hospital Inc.), Series A, 4.25% due 7/01/2017 (i)                         969

                                 New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center) (b):
                         2,000       5.50% due 3/01/2021                                                                    2,258
                         1,000       5.50% due 3/01/2022                                                                    1,132

                         2,400   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, Series A,
                                 6% due 3/01/2013 (b)                                                                       2,631

                         7,500   New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                              7,912

                                 New Jersey State Educational Facilities Authority Revenue Bonds:
                        18,325       (Capital Improvement Fund), Series A, 5.75% due 9/01/2010 (e)(f)                      20,140
                         3,615       (Rowan University), Series C, 5.125% due 7/01/2028 (b)                                 3,789
                         3,260       (Rowan University), Series C, 5% due 7/01/2034 (b)                                     3,369

                                 New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
                         7,510       (Montclair State University), Series L, 5% due 7/01/2034 (b)                           7,760
                         2,375       (Rowan University), Series C, 5.25% due 7/01/2017 (d)                                  2,553
                         2,820       (Rowan University), Series C, 5.25% due 7/01/2018 (d)                                  3,031
                         2,635       (Rowan University), Series C, 5.25% due 7/01/2019 (d)                                  2,832
                         1,410       (Rowan University), Series C, 5% due 7/01/2031 (d)                                     1,448
                         4,000       (University of Medicine and Dentistry), Series B, 5.25% due 12/01/2017 (a)             4,046

                        11,225   New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue
                                 Bonds, Series A, 4.70% due 11/01/2025 (f)                                                 11,251

                                 New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U (b):
                         1,000       5.60% due 10/01/2012                                                                   1,034
                         2,820       5.65% due 10/01/2013                                                                   2,914
                         3,000       5.75% due 4/01/2018                                                                    3,100
                           805       5.85% due 4/01/2029                                                                      828

                         5,000   New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                 Series A, 6.125% due 9/15/2009 (a)(e)                                                      5,480

                                 New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds:
                         7,500       Series A, 6% due 6/15/2010 (e)                                                         8,281
                         8,860       Series D, 5% due 6/15/2019 (f)                                                         9,330

                         9,165   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series B, 5.50% due 12/15/2021 (b)                                       10,365

                         7,615   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%** due
                                 1/01/2035 (a)                                                                              4,872

                                 New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds:
                        20,000       Series A, 5.75% due 1/01/2010 (b)(e)                                                  21,786
                         4,355       Series C, 6.50% due 1/01/2016 (b)(g)                                                   5,094
                           255       Series C, 6.50% due 1/01/2016 (b)(g)                                                     299
                           910       Series C, 6.50% due 1/01/2016 (b)                                                      1,062
                         4,665       Series C-1, 4.50% due 1/01/2031 (a)                                                    4,528

                                 North Bergen Township, New Jersey, Board of Education, COP (f):
                         1,000       6% due 12/15/2010 (e)                                                                  1,121
                         3,260       6.25% due 12/15/2010 (e)                                                               3,700
                         1,250       5% due 12/15/2018                                                                      1,323

                         3,035   Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding, Series C,
                                 5.10% due 12/01/2017 (b)                                                                   3,202

                                 Paterson, New Jersey, Public School District, COP (b):
                         1,980       6.125% due 11/01/2015                                                                  2,193
                         2,000       6.25% due 11/01/2019                                                                   2,221

                         4,750   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                                 AMT, 119th Series, 5.50% due 9/15/2019 (d)                                                 4,871

                                 Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, AMT (b):
                         2,375       DRIVERS, Series 192, 8.477% due 12/01/2025 (j)                                         2,566
                         2,165       (JFK International Air Terminal LLC), RIB, Series 157, 8.48% due 12/01/2022 (j)        2,420
                        13,500       (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2011                  14,969
                         1,500       (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2015                   1,690

                         9,600   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital Appreciation),
                                 Series A, 4.79%** due 9/01/2028 (b)                                                        3,056

                                 South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds:
                         3,750       4.50% due 1/01/2015                                                                    3,800
                         1,920       4.50% due 1/01/2016                                                                    1,929
                         1,500       5% due 1/01/2026                                                                       1,532
                         2,000       5.10% due 1/01/2033                                                                    2,044

                         4,755   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                 Bonds, 7% due 6/01/2041                                                                    5,561

                         4,325   Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, DRIVERS, Series 221,
                                 9.207% due 4/01/2010 (d)(e)(j)                                                             5,238

                         4,740   University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50% due
                                 12/01/2027 (a)                                                                             5,163

                         2,000   University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2029 (b)              2,062

                         8,580   West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (d)(e)                        9,383

                                 West Orange, New Jersey, Board of Education, COP (b)(e):
                         2,040       5.75% due 10/01/2009                                                                   2,235
                         3,615       6% due 10/01/2009                                                                      3,986


Puerto Rico - 8.7%               Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds:
                         4,500       Series J, 5% due 7/01/2029 (b)                                                         4,679
                         3,480       Series K, 5% due 7/01/2045                                                             3,474

                                 Puerto Rico Electric Power Authority, Power Revenue Bonds:
                        10,000       Series HH, 5.25% due 7/01/2029 (f)                                                    10,659
                         5,100       Series RR, 5% due 7/01/2028 (c)                                                        5,310

                                 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds, Series A:
                         1,780       (Hospital Auxilio Mutuo Obligation Group), 6.25% due 7/01/2024 (b)                     1,799
                         1,750       (Hospital de la Concepcion), 6.50% due 11/15/2020                                      1,958

                                 Total Municipal Bonds (Cost - $502,466) - 165.0%                                         527,182



                        Shares
                          Held   Short-Term Securities
                         1,570   CMA New Jersey Municipal Money Fund (h)                                                    1,570

                                 Total Short-Term Securities (Cost - $1,570) - 0.5%                                         1,570

                                 Total Investments (Cost - $504,036*) - 165.5%                                            528,752
                                 Liabilities in Excess of Other Assets - (1.9%)                                           (6,174)
                                 Preferred Stock, at Redemption Value - (63.6%)                                         (203,051)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   319,527
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                          $       504,036
                                                            ===============
    Gross unrealized appreciation                           $        25,670
    Gross unrealized depreciation                                     (954)
                                                            ---------------
    Net unrealized appreciation                             $        24,716
                                                            ===============

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) Prerefunded.

(f) FSA Insured.

(g) Escrowed to maturity.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net             Income
    Affiliate                                     Activity         Dividend

    CMA New Jersey Municipal Money Fund           (4,562)            $28


(i) Radian Insured.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.


    Forward interest rate swaps outstanding as of October 31, 2005 were as follows:


                                                      Notional     Unrealized
                                                       Amount    Appreciation

    Receive a variable rate equal to the 7-Day
    Bond Market Association Municipal Swap Index rate and pay a fixed rate of 3.923%

    Broker, JPMorgan Chase Bank
    Expires November 2018                          $    4,210      $       29

    Receive a variable rate equal to the 7-Day
    Bond Market Association Municipal Swap Index rate and pay a fixed rate of 4.09%

    Broker, JPMorgan Chase Bank
    Expires August 2026                            $    8,905      $      100
                                                                   ----------
    Total                                                          $      129
                                                                   ==========


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings New Jersey Insured Fund, Inc.


Date: December 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings New Jersey Insured Fund, Inc.


Date: December 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings New Jersey Insured Fund, Inc.


Date: December 17, 2005